Stock Options	12 Months Ended
Dec. 31, 2012
Stock Options

NOTE 13—STOCK OPTIONS

Options to buy stock have been granted to directors, officers and employees under the Corporation’s stock option plan, which was approved by shareholders on April 18, 2000 and authorized the Corporation to issue up to 225,000 options. Exercise price is the market price at date of grant. The maximum option term is ten years, and options vest after three years. The Corporation’s stock option plan expired in 2010, and no further stock options may be granted under the plan.

A summary of the activity in the stock option plan is as follows.

	2012		2011
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	29,500	$25.42	29,500	$25.42
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	(19,500)	20.50	—	—

Outstanding at end of year	10,000	$35.00	29,500	$25.42

Options exercisable at year-end	10,000	$35.00	29,500	$25.42

Options outstanding at year-end 2012 were as follows.

	Outstanding
		Weighted
		Average	Weighted
		Remaining	Average
		Contractual	Exercise
Exercise price	Number	Life	Price
$35.00	10,000	3.5 mos.	35.00

Outstanding at year-end	10,000	3.5 mos.	$35.00

The intrinsic value for stock options is calculated based on the exercise price of the underlying awards and the market price of the common stock as of the reporting date. As of December 31, 2012 and December 31, 2011, there were no options that had intrinsic value.